Inventories, Net (Details) - Schedule of Inventories - Inventories [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Raw materials	$ 2,958,413	$ 3,237,940
Finished goods	2,590,651	3,670,941
Work in process	10,289,693	11,418,045
Others	4,789	3,590
Total	$ 15,843,546	$ 18,330,516